INVESTMENT AND OTHER REVENUE	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
INVESTMENT AND OTHER REVENUE	COMMERCIAL PROPERTY REVENUE
The components of commercial property revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2024	2023	2024	2023
Base rent	$1,076	$988	$2,124	$1,954
Straight-line rent	(6)	4	(12)	11
Lease termination	2	11	11	21
Other lease income(1)	170	177	355	370
Other revenue from tenants(2)	303	236	606	546
Total commercial property revenue	$1,545	$1,416	$3,084	$2,902
(1)Other lease income includes parking revenue and recovery of property tax and insurance expenses from tenants.
(2)Consists of recovery of certain operating expenses from tenants which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers.
INVESTMENT AND OTHER REVENUE
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2024	2023	2024	2023
Investment income	$17	$16	$26	$91
Fee revenue	111	143	217	211
Dividend income	15	20	28	28
Interest income and other	53	45	111	83
Total investment and other revenue	$196	$224	$382	$413